Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities
Net income	$ 1,271,000	$ 1,242,000
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Provision for loan losses	320,000	394,000
Depreciation expense	182,000	167,000
Net amortization of securities premiums	1,000
Accretion of deferred loan fees and costs, net	(327,000)	(273,000)
Deferred income taxes	(38,000)	(164,000)
Stock-based compensation expense	294,000	272,000
Realized loss on sale of investment securities available for sale	75,000
Net gain on the sale of residential mortgage loans	(1,346,000)	(1,442,000)
Gain on the sale of SBA loans	(25,000)	(164,000)
Net loss on sale of other real estate owned	4,000	63,000
Increase in the cash surrender value of bank-owned life insurance	(89,000)	(49,000)
Changes in assets and liabilities which provided (used) cash:
Loans held for sale-originations	(52,728,000)	(53,261,000)
Loans held for sale-proceeds	51,566,000	53,245,000
Accrued interest receivable	(195,000)	(53,000)
Prepaid expenses and other assets	(104,000)	(89,000)
Accrued interest payable	15,000	31,000
Accrued expenses and other liabilities	(42,000)	147,000
Net (Used in) Cash Provided by Operating Activities	(1,166,000)	66,000
Cash Flows from Investing Activities
Net decrease in investment in interest-earning time deposits	524,000	973,000
Purchase of investment securities available for sale	(3,073,000)	(52,000)
Principal repayments on investment securities available for sale	13,000
Proceeds from the sale of securities available for sale	1,721,000	0
Net increase in loans receivable	(21,240,000)	(16,512,000)
Net increase in investment in Federal Home Loan Bank stock	(91,000)	(106,000)
Purchase of bank-owned life insurance		(3,500,000)
Proceeds from the sale of other real estate owned	160,000	539,000
Capitalized expenditures on other real estate owned	(165,000)	(28,000)
Purchase of premises and equipment	(377,000)	(169,000)
Net Cash Used in Investing Activities	(22,528,000)	(18,855,000)
Cash Flows from Financing Activities
Net increase in demand deposits and savings accounts	5,367,000	4,982,000
Net increase in certificate accounts	19,457,000	16,099,000
Proceeds from Federal Home Loan Bank short-term borrowings	1,000,000	6,000,000
Repayment of Federal Home Loan Bank short-term borrowings	(2,000,000)	(4,500,000)
Proceeds from Federal Home Loan Bank long-term borrowings	3,000,000	4,500,000
Dividends paid	(239,000)	(211,000)
Purchase of treasury stock	(10,000)	(760,000)
Proceeds from the reissuance of treasury stock	54,000	64,000
Proceeds from the exercise of stock options	67,000
Increase in advances from borrowers for taxes and insurance	267,000	368,000
Net Cash Provided by Financing Activities	26,963,000	26,542,000
Net Increase in Cash and Cash Equivalents	3,269,000	7,753,000
Cash and Cash Equivalents – Beginning of Year	13,937,000	6,184,000
Cash and Cash Equivalents – End of Year	17,206,000	13,937,000
Supplementary Disclosure of Cash Flow and Non-Cash Information:
Cash payments for interest	2,076,000	1,689,000
Cash payments for income taxes	843,000	855,000
Transfer of loans to other real estate owned	$ 1,298,000	$ 111,000